OPERATING SEGMENTS AND ENTITY WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
OPERATING SEGMENTS AND ENTITY WIDE DISCLOSURES
NOTE 14:-	OPERATING SEGMENTS AND ENTITY WIDE DISCLOSURES

a.	The Company operates as a single operating segment - manufacturing, marketing and sale of custom made printed circuit boards.

The CODM of Eltek Ltd. is the Chief Executive Officer (CEO). The CEO evaluates the company's performance and allocates resources based on financial information presented on a consolidated basis. The Company’s CODM uses consolidated net income to review actual results to allocate resources within the business to continue growth. The CEO does not use asset-based measures in assessing segment performance or allocating resources.

Significant expenses that the CEO monitors include cost of raw materials and inventory change, manufacturing cost, salaries and depreciation cost. These expenses are evaluated on a consolidated basis to understand their impact on the company's profitability. Other items considered in the assessment of segment performance include general and administrative, tax expenses and finance income. These items are reviewed collectively to gain a comprehensive understanding of the company's financial position.

The following table presents information on reportable segment profit for the periods presented:

	Year ended December 31,
	2025	2024	2023
Revenues	51,790	46,527	46,695
Less:
Raw materials	13,404	12,209	11,661
Manufacturing	9,610	7,904	7,467
Salaries	22,215	18,828	16,787
Depreciation	2,104	1,546	1,317
Other segment items*	3,636	1,816	3,110

Net profit	826	4,224	6,353

*	Other segment items comprised of other cost items included with cost of sales, research and development, selling, general and administrative, tax expenses and finance income.

b.	Customers who accounted for over 10% of the total consolidated revenues:

	Year ended December 31,
	2025	2024	2023

Customer A - Sales of manufactured products	18.3%	8.3%	13.7%
Customer B - Sales of manufactured products	6.0%	15.5%	14.0%

c.	Revenues by geographic areas:

Israel	35,305	30,709	26,735
North America	4,666	4,019	5,198
Netherlands	4,425	4,976	5,673
India	3,501	4,691	6,480
Others	3,893	2,132	2,609

	51,790	46,527	46,695

d.	Primary industries for which the Company produced PCBs:

Defense and aerospace equipment	73%	65%	51%
Medical equipment	7%	6%	7%
Industrial equipment	9%	13%	14%
Distributors, contract electronic manufacturers and others	11%	16%	28%

	100%	100%	100%